Transactions with non-controlling interests	12 Months Ended
Dec. 31, 2021
Transactions with non-controlling interests
Transactions with non-controlling interests

31          Transactions with non-controlling interests

During the year ended 31 December 2019, 2020 and 2021, the Group completed the following transactions with non-interesting interests and the impact are as below:

		Debit to	Total net
	(Debit)/credit	non-controlling	(debit)/credit to
	to other reserve	interests	Equity
	RMB’000	RMB’000	RMB’000
For the year ended 31 December 2019
Acquisition of additional interests in a subsidiary:
- Guangzhou Pengai (Note a)	(1,946)	(1,062)	(3,008)
- Hangzhou Pengai (Note b)	(2,389)	(2,517)	(4,906)
- Chongqing Pengai (Note c)	(867)	(383)	(1,250)
- Changsha Pengai (Note d)	(539)	(511)	(1,050)
Disposal of interests in a subsidiary without loss of control:
- Guangzhou Pengai (Note e)	642	298	940
- Nanchang Pengai Aesthetic Medical Clinic Co., Ltd. (“ Nanchang Pengai”) (Note f)	(161)	1,111	950
- Yantai Pengai Jiayan Cosmetic Surgery Hospital Co., Ltd. (“Yantai Pengai Jiayan”) (Note g)	12	488	500
	(5,248)	(2,576)	(7,824)

		Debit to	Total net
	(Debit)/credit	non-controlling	(debit)/credit to
	to other reserve	interests	Equity
	RMB’000	RMB’000	RMB’000
For the year ended 31 December 2020
Acquisition of additional interests in a subsidiary:
- Shanghai Pengai (Note h)	92	(217)	(125)
Disposal of interests in a subsidiary without loss of control:
- Shanghai Jiahong (Note i)	(65)	65	—
- Guangzhou Pengai (Note j)	2,613	147	2,760
	2,640	(5)	2,635

For the year ended 31 December 2021
Acquisition of additional interests in a subsidiary:
- Huizhou Pengai (Note k)	(220)	(140)	(360)
- Changsha Pengai (Note l)	(715)	400	(315)

Disposal of interests in a subsidiary without loss of control:
- Changsha Pengai (Note m)	3,575	(2,000)	1,575
	2,640	(1,740)	900

31          Transactions with non-controlling interests (Continued)

(a)	Acquisition of interest in Guangzhou Pengai

2019
RMB’000
Carrying amount of non-controlling interests acquired	1,946
Consideration paid to non-controlling interests	(3,008)
Excess of consideration paid to non-controlling interest recognised within equity	(1,062)

On 24 June 2019 and 18 December 2019, the Group purchased additional 11% and 5% equity interest of Guagnzhou Pengai at consideration of RMB2,068,000 and RMB940,000 which resulted in an increase in the Group’s equity interest in Guangzhou Pengai from 85% to 96% and from 91% to 96%, respectively.

(b)	Acquisition of interest in Hangzhou Pengai

2019
RMB’000
Carrying amount of non-controlling interests acquired	2,389
Consideration paid to non-controlling interests	(4,906)
Excess of consideration paid to non-controlling interest recognised within equity	(2,517)

On 12 June 2019, the Group purchased additional  20% equity interest of Hangzhou Pengai at consideration of RMB4,906,000 which resulted in an increase in the Group’s equity interest in Hangzhou Pengai from 80% to 100%.

(c)	Acquisition of interest in Chongqing Pengai

2019
RMB’000
Carrying amount of non-controlling interests acquired	867
Consideration paid to non-controlling interests	(1,250)
Excess of consideration paid to non-controlling interest recognised within equity	(383)

On 28 May 2019, the Group purchased additional 5% equity interest of Chongqing Pengai at consideration of RMB1,250,000 which resulted in an increase in the Group’s equity interest in Chongqing Pengai from 95% to 100%.

31          Transactions with non-controlling interests (Continued)

(d)	Acquisition of interest in Changsha Pengai

2019
RMB’000
Carrying amount of non-controlling interests acquired	539
Consideration paid to non-controlling interests	(1,050)
Excess of consideration paid to non-controlling interest recognised within equity	(511)

On 10 December 2019, the Group purchased additional 10% equity interest of Changsha Pengai at consideration of  RMB1,050,000 which resulted in an increase in the Group’s equity interest in Changsha Pengai from 79% to 89%.

(e)	Disposal of interest in Guangzhou Pengai without loss of control

2019
RMB’000
Carrying amount of non-controlling interests disposed of	(642)
Less: consideration received from non-controlling interest	940
Gain on disposal within equity	298

On 24 June 2019, the Group disposed 5% equity interest in Guangzhou Pengai at a total consideration of RMB940,000 which resulted in a decrease in the Group’s equity interest in Guangzhou Pengai from 96% to 91%.

(f)	Disposal of interest in Nanchang Pengai without loss of control

2019
RMB’000
Carrying amount of non-controlling interests disposed of	161
Less: consideration received from non-controlling interest	950
Gain on disposal within equity	1,111

On 1 June 2019, the Group disposed 19% equity interest in Nanchang Pengai at a total consideration of RMB950,000 which resulted in a decrease in the Group’s equity interest in Nanchang Pengai from 70% to 51%.

(g)	Disposal of interest in Yantai Pengai Jiayan without loss of control

2019
RMB’000
Carrying amount of non-controlling interests disposed of	(12)
Less: consideration received from non-controlling interest	500
Gain on disposal within equity	488

On 16 May 2019, the Group disposed  5% equity interest in Yantai Pengai Jiayan at a total consideration of RMB500,000 which resulted in a decrease in the Group’s equity interest in Yantai Pengai Jiayan from 94% to 89%.

31          Transactions with non-controlling interests (Continued)

(h)	Acquisition of interest in Shanghai Pengai

2020
RMB’000
Carrying amount of non-controlling interests acquired	(92)
Consideration paid to non-controlling interests	(125)
Excess of consideration paid to non-controlling interest recognised within equity	(217)

On 25 March 2020, the Group purchased additional 5% equity interest of Shanghai Pengai at consideration of RMB125,000 which resulted in an increase in the Group’s equity interest in Shanghai Pengai from 80% to 85%.

(i)	Disposal of interest in Shanghai Jiahong without loss of control

2020
RMB’000
Carrying amount of non-controlling interests disposed of	(65)
Less: consideration received from non-controlling interest	—
Gain on disposal within equity	(65)

On 9 December 2020, the Group disposed  12% equity interest in Shanghai Jiahong at a total consideration of RMB864,000 which resulted in a decrease in the Group’s equity interest in Shanghai Jiahong from 80% to 68%.

(j)	Disposal of interest in Guangzhou Pengai without loss of control

2020
RMB’000

Carrying amount of non-controlling interests disposed of	(147)
Less: consideration received from non-controlling interest	2,760

Gain on disposal within equity	2,613

On 7 December 2020, the Group disposed 20% equity interest in Guangzhou Pengai at a total consideration of RMB2,760,000 which resulted in a decrease in the Group’s equity interest in Guangzhou Pengai from 96% to 76%.

(k)	Acquisition of interest in Huizhou Pengai

2021
RMB’000
Carrying amount of non-controlling interests acquired	140
Consideration paid to non-controlling interests	(360)
Excess of consideration paid to non-controlling interest recognised within equity	(220)

On 13 September 2021, the Group purchased additional 2% equity interest of Huizhou Pengai at consideration of RMB360,000 which resulted in an increase in the Group’s equity interest in Huizhou Pengai from 65.5% to 67.5%.

31          Transactions with non-controlling interests (Continued)

(l)Acquisition of interest in Changsha Pengai

2021
RMB’000
Carrying amount of non-controlling interests acquired	(400)
Consideration paid to non-controlling interests	(315)
Excess of consideration paid to non-controlling interest recognised within equity	(715)

On 24 September 2021, the Group purchased additional 3% equity interest of Changsha Pengai at consideration of RMB315,000, which resulted in an increase in the Group’s equity interest in Changsha Pengai of 3%.

(m)Disposal of interest in Changsha Pengai without loss of control

2021
RMB’000
Carrying amount of non-controlling interests disposed of	2,000
Less: consideration received from non-controlling interest	1,575
Gain on disposal within equity	3,575

On 24 September 2021, the Group disposed 15% equity interest in Changsha Pengai at a total consideration of RMB1,575,000 which resulted in a decrease in the Group’s equity interest in Changsha Pengai of 15%.